                          SUPPLEMENT DATED MAY 9, 2003
                       TO THE PROSPECTUS DATED MAY 1, 2003

 The following text is inserted into the Risk/Return section of the Prospectus:


FEES &    These tables describe the fees and expenses you may pay if you buy and
EXPENSES hold shares of each Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses charged by the insurance company.

     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)             None

     ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

                                        DISTRIBUTION                       TOTAL ANNUAL      FEES AND EXPENSES      NET PORTFOLIO
                                       AND/OR SERVICE                       PORTFOLIO            WAIVED OR            OPERATING
    PORTFOLIO        MANAGEMENT FEE     (12b-1) FEES    OTHER EXPENSES  OPERATING EXPENSES     REIMBURSED(1)          EXPENSES
----------------------------------------------------------------------------------------------------------------------------------
      Equity             0.80%              None            0.16%             0.96%                 None                0.96%
    Small Cap            0.80%              None            0.11%             0.91%                 None                0.91%
     Mid Cap             0.80%              None            0.37%             1.17%                0.17%                1.00%
    Science &
    Technology           0.80%              None            2.08%             2.88%                1.80%                1.08%
  Global Equity          0.80%              None            0.35%             1.15%                 None                1.15%
   Renaissance           0.80%              None            4.07%             4.87%                3.81%                1.06%
     Managed             0.79%              None            0.09%             0.88%                 None                0.88%
U.S. Gov't Income        0.60%              None            0.37%             0.97%                 None                0.97%


     (1)The Adviser has contractually agreed to reduce total annual portfolio operating expenses of each Portfolio to the extent they would exceed 1.00% (net of any expense offset) of the Portfolio's average daily net assets and 1.25% (net of any expense offset) of the Global Equity Portfolio's average daily net assets.

     The Examples are intended to help you compare the cost of investing in shares of a Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in shares of a Portfolio for the time periods indicated. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The results apply whether or not you redeem your investment at the end of the given period.

      PORTFOLIO             1 YEAR        3 YEARS      5 YEARS         10 YEARS
      ---------             ------        -------      -------         --------
       Equity                 $98           $306         $531           $1,178
      Small Cap               $92           $287         $499           $1,108
       Mid Cap               $102           $318         $552           $1,225
Science & Technology         $110           $343         $595           $1,317
    Global Equity            $117           $365         $633           $1,398
     Renaissance             $108           $337         $585           $1,294
       Managed                $90           $281         $488           $1,084
  U.S. Gov't Income           $99           $309         $536           $1,190

                          SUPPLEMENT DATED MAY 9, 2003
                       TO THE PROSPECTUS DATED MAY 1, 2003

               Disclosure related to the PEA Renaissance Portfolio


The following text is inserted into the Risk/Return section of the Prospectus:

FEES AND EXPENSES   These tables describe the fees and expenses you may pay if
OF THE PORTFOLIO    you buy and hold shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses charged by the insurance company.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                  None

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)


                                                                TOTAL ANNUAL      FEES AND EXPENSES
                     DISTRIBUTION AND/OR                    PORTFOLIO OPERATING       WAIVED OR        NET PORTFOLIO OPERATING
  MANAGEMENT FEE     SERVICE (12b-1) FEES  OTHER EXPENSES         EXPENSES          REIMBURSED(1)             EXPENSES
------------------------------------------------------------------------------------------------------------------------------
       0.80%                 None               4.07%              4.87%                3.81%                   1.06%

(1)The Adviser has contractually agreed to reduce total annual portfolio operating expenses of the Portfolio to the extent they would exceed 1.00% (net of any expense offset) of the average daily net assets.

The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in shares of the Portfolio for the time periods indicated. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The results apply whether or not you redeem your investment at the end of the given period.

      1 YEAR      3 YEARS          5 YEARS       10 YEARS
      ------      -------          -------       --------
       $108         $337            $585          $1,294

                          SUPPLEMENT DATED MAY 9, 2003
                       TO THE PROSPECTUS DATED MAY 1, 2003

                Disclosure related to the OpCap Equity Portfolio

The following text is inserted into the Risk/Return section of the Prospectus:

FEES AND EXPENSES   These tables describe the fees and expenses you may pay if
OF THE PORTFOLIO    you buy and hold shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses charged by the insurance company.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                  None

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

                                                                TOTAL ANNUAL      FEES AND EXPENSES
                     DISTRIBUTION AND/OR                    PORTFOLIO OPERATING       WAIVED OR        NET PORTFOLIO OPERATING
  MANAGEMENT FEE     SERVICE (12b-1) FEES  OTHER EXPENSES         EXPENSES          REIMBURSED(1)             EXPENSES
------------------------------------------------------------------------------------------------------------------------------
       0.80%                 None               0.16%              0.96%                 None                   0.96%

(1)The Adviser has contractually agreed to reduce total annual portfolio operating expenses of the Portfolio to the extent they would exceed 1.00% (net of any expense offset) of the average daily net assets.

The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in shares of the Portfolio for the time periods indicated. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The results apply whether or not you redeem your investment at the end of the given period.

     1 YEAR       3 YEARS         5 YEARS        10 YEARS
     ------       -------         -------        --------
      $98           $306           $531           $1,178

                          SUPPLEMENT DATED MAY 9, 2003
                       TO THE PROSPECTUS DATED MAY 1, 2003

               Disclosure related to the OpCap Small Cap Portfolio


The following text is inserted into the Risk/Return section of the Prospectus:

FEES AND EXPENSES   These tables describe the fees and expenses you may pay if
OF THE PORTFOLIO    you buy and hold shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses charged by the insurance company.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                  None

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

                                                                TOTAL ANNUAL      FEES AND EXPENSES
                     DISTRIBUTION AND/OR                    PORTFOLIO OPERATING       WAIVED OR        NET PORTFOLIO OPERATING
  MANAGEMENT FEE     SERVICE (12b-1) FEES  OTHER EXPENSES         EXPENSES          REIMBURSED(1)             EXPENSES
------------------------------------------------------------------------------------------------------------------------------
       0.80%                 None               0.11%              0.91%                 None                   0.91%

(1)The Adviser has contractually agreed to reduce total annual portfolio operating expenses of the Portfolio to the extent they would exceed 1.00% (net of any expense offset) of the average daily net assets.

The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in shares of the Portfolio for the time periods indicated. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The results apply whether or not you redeem your investment at the end of the given period.

      1 YEAR            3 YEARS             5 YEARS          10 YEARS
      ------            -------             -------          --------
       $92                $287               $499             $1,108

                          SUPPLEMENT DATED MAY 9, 2003
                       TO THE PROSPECTUS DATED MAY 1, 2003

                Disclosure related to the OpCap Mid Cap Portfolio


The following text is inserted into the Risk/Return section of the Prospectus:

FEES AND EXPENSES   These tables describe the fees and expenses you may pay if
OF THE PORTFOLIO    you buy and hold shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses charged by the insurance company.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                  None

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

                                                                TOTAL ANNUAL      FEES AND EXPENSES
                     DISTRIBUTION AND/OR                    PORTFOLIO OPERATING       WAIVED OR        NET PORTFOLIO OPERATING
  MANAGEMENT FEE     SERVICE (12b-1) FEES  OTHER EXPENSES         EXPENSES          REIMBURSED(1)             EXPENSES
------------------------------------------------------------------------------------------------------------------------------
       0.80%                 None               0.37%              1.17%                0.17%                   1.00%

(1)The Adviser has contractually agreed to reduce total annual portfolio operating expenses of the Portfolio to the extent they would exceed 1.00% (net of any expense offset) of the average daily net assets.

The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in shares of the Portfolio for the time periods indicated. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The results apply whether or not you redeem your investment at the end of the given period.

      1 YEAR            3 YEARS             5 YEARS          10 YEARS
      ------            -------             -------          --------
       $102               $318               $552             $1,225

                          SUPPLEMENT DATED MAY 9, 2003
                       TO THE PROSPECTUS DATED MAY 1, 2003

          Disclosure related to the PEA Science & Technology Portfolio

The following text is inserted into the Risk/Return section of the Prospectus:

FEES AND EXPENSES   These tables describe the fees and expenses you may pay if
OF THE PORTFOLIO    you buy and hold shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses charged by the insurance company.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                  None

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

                                                                TOTAL ANNUAL      FEES AND EXPENSES
                     DISTRIBUTION AND/OR                    PORTFOLIO OPERATING       WAIVED OR        NET PORTFOLIO OPERATING
  MANAGEMENT FEE     SERVICE (12b-1) FEES  OTHER EXPENSES         EXPENSES          REIMBURSED(1)             EXPENSES
------------------------------------------------------------------------------------------------------------------------------
       0.80%                 None               2.08%              2.88%                1.80%                   1.08%

(1)The Adviser has contractually agreed to reduce total annual portfolio operating expenses of the Portfolio to the extent they would exceed 1.00% (net of any expense offset) of the average daily net assets.

The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in shares of the Portfolio for the time periods indicated. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The results apply whether or not you redeem your investment at the end of the given period.

   1 YEAR         3 YEARS          5 YEARS        10 YEARS
   ------         -------          -------        --------
    $110            $343            $595           $1,317

                          SUPPLEMENT DATED MAY 9, 2003
                       TO THE PROSPECTUS DATED MAY 1, 2003

             Disclosure related to the OpCap Global Equity Portfolio

The following text is inserted into the Risk/Return section of the Prospectus:

FEES AND EXPENSES   These tables describe the fees and expenses you may pay if
OF THE PORTFOLIO    you buy and hold shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses charged by the insurance company.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                  None

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

                                                                TOTAL ANNUAL      FEES AND EXPENSES
                     DISTRIBUTION AND/OR                    PORTFOLIO OPERATING       WAIVED OR        NET PORTFOLIO OPERATING
  MANAGEMENT FEE     SERVICE (12b-1) FEES  OTHER EXPENSES         EXPENSES          REIMBURSED(1)             EXPENSES
------------------------------------------------------------------------------------------------------------------------------
       0.80%                 None               0.35%              1.15%                 None                   1.15%

(1)The Adviser has contractually agreed to reduce total annual portfolio operating expenses of the Portfolio to the extent they would exceed 1.25% (net of any expense offset) of the average daily net assets.

The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in shares of the Portfolio for the time periods indicated. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The results apply whether or not you redeem your investment at the end of the given period.

    1 YEAR       3 YEARS          5 YEARS           10 YEARS
    ------       -------          -------           --------
     $117          $365            $633              $1,398

                          SUPPLEMENT DATED MAY 9, 2003
                       TO THE PROSPECTUS DATED MAY 1, 2003

                Disclosure related to the OpCap Managed Portfolio

The following text is inserted into the Risk/Return section of the Prospectus:

FEES AND EXPENSES   These tables describe the fees and expenses you may pay if
OF THE PORTFOLIO    you buy and hold shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses charged by the insurance company.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                  None

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

                                                                TOTAL ANNUAL      FEES AND EXPENSES
                     DISTRIBUTION AND/OR                    PORTFOLIO OPERATING       WAIVED OR        NET PORTFOLIO OPERATING
  MANAGEMENT FEE     SERVICE (12b-1) FEES  OTHER EXPENSES         EXPENSES          REIMBURSED(1)             EXPENSES
------------------------------------------------------------------------------------------------------------------------------
       0.79%                 None               0.09%              0.88%                 None                   0.88%

(1)The Adviser has contractually agreed to reduce total annual portfolio operating expenses of the Portfolio to the extent they would exceed 1.00% (net of any expense offset) of the average daily net assets.

The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in shares of the Portfolio for the time periods indicated. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The results apply whether or not you redeem your investment at the end of the given period.

     1 YEAR        3 YEARS      5 YEARS      10 YEARS
     ------        -------      -------      --------
      $90            $281        $488         $1,084

                          SUPPLEMENT DATED MAY 9, 2003
                       TO THE PROSPECTUS DATED MAY 1, 2003

        Disclosure related to the OpCap U.S. Government Income Portfolio

The following text is inserted into the Risk/Return section of the Prospectus:

FEES AND EXPENSES   These tables describe the fees and expenses you may pay if
OF THE PORTFOLIO    you buy and hold shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses charged by the insurance company.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                  None

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

                                                                TOTAL ANNUAL      FEES AND EXPENSES
                     DISTRIBUTION AND/OR                    PORTFOLIO OPERATING       WAIVED OR        NET PORTFOLIO OPERATING
  MANAGEMENT FEE     SERVICE (12b-1) FEES  OTHER EXPENSES         EXPENSES          REIMBURSED(1)             EXPENSES
------------------------------------------------------------------------------------------------------------------------------
       0.60%                 None               0.37%              0.97%                 None                   0.97%

(1)The Adviser has contractually agreed to reduce total annual portfolio operating expenses of the Portfolio to the extent they would exceed 1.00% (net of any expense offset) of the average daily net assets.

The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in shares of the Portfolio for the time periods indicated. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The results apply whether or not you redeem your investment at the end of the given period.

     1 YEAR     3 YEARS        5 YEARS        10 YEARS
     ------     -------        -------        --------
      $99         $309          $536           $1,190